COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 985,214
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	1,483,747
2017	1,432,141
2018	1,436,065
2019	1,432,141
2020	1,432,141
2021 and after	13,689,704
Total	$ 20,905,939
PRC individual income tax rate applied on capital gain	20.00%